SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
31. SUBSEQUENT EVENTS

Declaration of Quarterly Dividend

On February 23, 2023, the Company's board of directors approved the declaration of its quarterly common share dividend of $0.0054 per share, payable on or after March 24 2023, to common shareholders of record at the close of business on March 10, 2023. These dividends were declared subsequent to the year-end and have not been recognized as distributions to owners during the year ended December 31, 2022.

At-the-Market Distributions ("ATM") Program

On July 20, 2022, the Company entered into an equity distribution agreement and filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $100.0 million. The sale of common shares is to be made through ATM distributions, as defined in Canadian Securities Administrator's National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. Subsequent to year-end, the Company sold a total of 1,719,634 common shares at an average price of $8.76 per share, for gross proceeds of $15.0 million. The Company completed distributions under the ATM on January 13, 2023.